Income Taxes (Schedule of Components of Income Tax Expense by Applying Weighted-Average Statutory Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Pre-tax income (loss)	$ 182,813	$ 138,629	$ (28,553)
Weighted-average statutory income tax rate (as a percent)	35.50%	35.40%	32.80%
Income tax expense at weighted-average statutory tax rate on pre-tax income (loss)	$ 64,901	$ 49,030	$ (9,353)
Change in valuation allowance	(19,133)	(17,037)	63,880
Expiration and changes in tax loss carryforwards	14,007	18,291	0
Non-deductible expenses	9,888	15,047	10,243
Tax benefits, including Brazil and other	(10,744)	(14,437)	(17,377)
Income taxes withholdings on intercompany transactions	6,804	22,379	1,557
Differences including exchange rate, inflation adjustment and filing differences	(11,769)	(13,001)	(29,222)
Alternative Taxes	(363)	(114)	2,386
Others	(277)	(517)	702
Income tax expense	$ 53,314	$ 59,641	$ 22,816